Shareholder Report, Average Annual Return (Details) 74400026600_Templeton Developing Markets VIP Fund_Class 4_TSR Annual {Class 4}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 4
Average Annual Return, Percent	46.09%	5.34%	10.28%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	33.57%	4.20%	8.42%